Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Valuation assumptions for option
Expected life:	1 year
Expected volatility:	141.34%
Risk free interest rate:	3.31%
Expected dividends:	0%

Schedule of future minimum payments under non-cancelable operating leases
December 31, 2011

2012	$305,062
2013	284,336
2014	291,444
2015	74,373
2016	-
Thereafter	-

Total	$955,215